Capital Management - Schedule of Consolidated Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Total equity	$ 47,151	$ 42,163
Adjusted for AOCI loss on cash flow hedges	(127)	(109)
Total equity excluding AOCI on cash flow hedges	47,278	42,272
Qualifying capital instruments	8,732	8,387
Consolidated capital	$ 56,010	$ 50,659